Receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Receivables
	December 31,	December 31,
	2020	2019
	$’000	$’000
Receivable from sale	$156	$150
Recoverable value added tax ("VAT")	1,217	880
Other receivables	668	486
Total	$2,041	$1,516